Matthews Pacific Tiger Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value

CHINA/HONG KONG: 42.7%
Tencent Holdings, Ltd.	6,703,100	$400,166,746
AIA Group, Ltd.	20,244,400	232,899,817
Alibaba Group Holding, Ltd.[b]	11,916,000	220,612,118
Hong Kong Exchanges & Clearing, Ltd.	3,389,900	208,311,089
Wuxi Biologics Cayman, Inc.[b,c,d]	11,184,000	181,407,790
Meituan B Shares[b,c,d]	4,902,700	156,501,293
Kweichow Moutai Co., Ltd. A Shares	494,373	139,848,322
CITIC Securities Co., Ltd. H Shares	54,520,000	138,215,303
Xinyi Solar Holdings, Ltd.	64,510,000	132,059,946
Yum China Holdings, Inc.	2,221,901	129,114,667
StarPower Semiconductor, Ltd. A Shares	2,046,923	128,111,084
ENN Energy Holdings, Ltd.	7,566,400	124,796,291
Shenzhen Inovance Technology Co., Ltd. A Shares	11,848,520	115,408,701
China Resources Mixc Lifestyle Services, Ltd.[c,d]	19,936,630	109,677,585
China Resources Beer Holdings Co., Ltd.	14,543,775	107,566,344
CSPC Pharmaceutical Group, Ltd.	84,828,000	101,230,016
Shandong Sinocera Functional Material Co., Ltd. A Shares	15,372,502	97,936,049
China Tourism Group Duty Free Corp., Ltd. A Shares	2,079,657	83,504,226
Ming Yuan Cloud Group Holdings, Ltd.	23,956,175	83,053,041
China Lesso Group Holdings, Ltd.	48,815,000	77,695,453
Topsports International Holdings, Ltd.[c,d]	67,131,000	76,240,798
Baidu, Inc. A Shares[b]	3,951,200	75,975,983
JD Logistics, Inc.[b,c,d]	16,340,800	68,498,153
JD.com, Inc. ADR[b]	945,800	68,324,592
Will Semiconductor Co., Ltd. Shanghai A Shares	1,814,851	67,886,958
WH Group, Ltd.[c,d]	81,138,685	57,774,654
Sany Heavy Industry Co., Ltd. A Shares	13,120,461	51,533,641
Suofeiya Home Collection Co., Ltd. A
Shares	16,757,786	43,074,700
China East Education Holdings, Ltd.[c,d]	40,962,000	41,567,662
JD.com, Inc. A Shares[b]	1,056,000	38,071,268
Angelalign Technology, Inc.[b,c,d]	864,000	37,070,372
TravelSky Technology, Ltd. H Shares	15,544,000	29,980,517
Alibaba Group Holding, Ltd. ADR[b]	185,220	27,421,821

Total China/Hong Kong		3,651,537,000

TAIWAN: 16.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	26,456,000	547,165,304
Chailease Holding Co., Ltd.	15,767,150	138,468,657
MediaTek, Inc.	3,968,000	127,719,967
Uni-President Enterprises Corp.	41,964,000	102,524,156
Eclat Textile Co., Ltd.	4,559,000	98,811,882
Delta Electronics, Inc.	10,410,182	93,277,043
Yageo Corp.	5,827,000	91,330,960
Accton Technology Corp.	9,243,000	87,111,265
E Ink Holdings, Inc.	30,100,000	78,857,192

Total Taiwan		1,365,266,426

SOUTH KOREA: 14.2%
Samsung Electronics Co., Ltd.	6,332,336	392,570,643
NAVER Corp.	466,996	151,524,775
HYBE Co., Ltd.[b]	424,561	105,944,706
SK IE Technology Co., Ltd.[b,c,d]	543,224	102,998,552

	Shares	Value
Mando Corp.[b]	1,966,943	$93,455,556
LG Chem Ltd.	132,390	85,864,224
Doosan Bobcat, Inc.[b]	2,517,881	83,948,319
Samsung Engineering Co., Ltd.[b]	3,609,942	76,829,885
Krafton, Inc.[b]	126,991	53,842,468
Hyosung Advanced Materials Corp.[b]	84,080	51,318,673
Amorepacific Corp.	127,776	19,112,669

Total South Korea		1,217,410,470

INDIA: 14.1%
Tata Power Co., Ltd.	106,371,120	226,102,043
Titan Co., Ltd.	5,932,642	172,183,067
Housing Development Finance Corp., Ltd.	4,080,319	150,800,017
ICICI Bank, Ltd.	14,592,751	137,123,912
Dabur India, Ltd.	16,112,505	133,698,702
Ashok Leyland, Ltd.	68,826,160	123,332,916
Tata Consultancy Services, Ltd.	2,303,129	116,718,570
Pidilite Industries, Ltd.	3,152,608	100,952,687
PVR, Ltd.[b]	2,054,065	44,017,882

Total India		1,204,929,796

SINGAPORE: 4.0%
Sea, Ltd. ADR[b]	474,200	151,141,766
SATS, Ltd.[b]	35,963,700	109,324,298
Venture Corp., Ltd.	6,271,900	82,435,820

Total Singapore		342,901,884

INDONESIA: 2.6%
PT Bank Central Asia	47,791,100	116,405,633
PT Astra International	283,691,700	108,315,712

Total Indonesia		224,721,345

THAILAND: 2.5%
Central Pattana Public Co., Ltd.	105,748,000	164,803,434
Hana Microelectronics Public Co., Ltd.	19,646,600	45,710,465

Total Thailand		210,513,899

PHILIPPINES: 1.7%
SM Prime Holdings, Inc.	224,061,771	143,283,624

Total Philippines		143,283,624

VIETNAM: 0.9%
Vietnam Dairy Products JSC	19,619,028	77,060,943

Total Vietnam		77,060,943

TOTAL INVESTMENTS: 98.7%		8,437,625,387
(Cost $6,267,389,363)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		111,074,052

NET ASSETS: 100.0%		$8,548,699,439

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Matthews Pacific Tiger Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $831,736,859, which is 9.73% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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